Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of income	2023	2024	2025
Management fees	Management fees – related Party	4,531,920	4,258,240	4,445,120
Brokerage commissions	Voyage expenses – related Party	1,779,488	2,063,228	2,097,322
Superintendent fees	Vessels’ operating expenses – related party	110,500	120,000	136,700
Crew management fees	Vessels’ operating expenses – related party	800,750	755,002	796,916
Supervision fees	Vessels, net	—	1,100,000	—
Commissions – vessels purchased	Vessels, net	—	1,170,000
Commissions – vessels sold	Net gain on sale of vessels	728,150	—	251,000
Commissions – assets held for sale	Impairment loss	353,400	—	—
Executive compensation	General and administrative Expenses	970,382	946,007	984,242
Rental expense	General and administrative Expenses	104,167	103,445	137,991